Investment in Joint Ventures - Interest in Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Copthorne Hotel Qingdao Co Ltd [Member]
Disclosure of joint ventures [Line Items]
Principal activities	Owns and operates a hotel in Qingdao, PRC
Place of incorporation	People's Republic of China
Percentage of interest held		30.10%
HL Heritage Sdn Bhd [Member]
Disclosure of joint ventures [Line Items]
Principal activities	Property development and property investment holdings
Place of incorporation	Malaysia
Percentage of interest held	30.10%	30.10%
Shanghai Hengshan Equatorial Hotel Management Co., Ltd [Member]
Disclosure of joint ventures [Line Items]
Principal activities	Hotel and property management
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Percentage of interest held	24.60%	24.60%
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Principal activities	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Percentage of interest held	34.40%	34.40%
Guangxi Yineng IOT Science and Technology Co Ltd [Member]
Disclosure of joint ventures [Line Items]
Principal activities	Design, development, management and marketing of an electronic operations management platform
Place of incorporation	People's Republic of China
Place of business	People's Republic of China
Percentage of interest held	15.30%	15.30%
MTU Yuchai Power Co., Ltd [Member]
Disclosure of joint ventures [Line Items]
Principal activities	Manufacture off-road diesel engines
Place of incorporation	People's Republic of China
Place of business	of China
Percentage of interest held	38.20%